Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 673,511	¥ 466,420
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	737,032	432,820
Aggregate fair value of derivative instruments with credit-risk-related contingent features in liability positions	799,000	687,000
Collateral provided to counterparties in normal course of business	755,000	614,000
Amount immediately required to settle if credit-risk-related contingent features were triggered	¥ 44,000	¥ 73,000